EVENTS AFTER THE BALANCE SHEET DATE (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Provisions	£ 645	£ 627
Interest refund customer remediation
Disclosure of non-adjusting events after reporting period [line items]
Provisions	£ 287